Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable, Net
7.	Accounts receivable, net

	As of December 31,
	2019	2020
	US$	US$
Accounts receivable, gross	50,063,491	42,200,500
Less: allowance for doubtful accounts	(234,072)	(194,862)
Accounts receivable, net	49,829,419	42,005,638

Movement of allowance of doubtful accounts

	Year ended December 31,
	2018	2019	2020
	US$	US$	US$
At beginning of period	78,376	140,335	234,072
Addition	114,913	483,130	128,507
Reversal	(52,954)	(389,393)	(167,717)
At end of period	140,335	234,072	194,862